Revenues	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenues
5. Revenues
As discussed in Note 1,
Organization and Business
, we deconsolidated Glocal during the three months ended September 30, 2022; therefore, the revenues of Glocal for the period from March 26, 2021 to December 31, 2021, and the period from January 1, 2022 to June 30, 2022, are included in our consolidated statements of operations, and the revenues of Glocal for the period from July 1, 2022 to December 31, 2022 are not included in our consolidated statements of operations.

Revenues by service offering consisted of the following:

	For the year ended December 31,
(In thousands)	2022	2021
Services	$110,953	$70,223
Licenses and subscriptions	12,566	25,516
Products	35,284	28,056

Total revenues	$158,803	$123,795

Revenues by geography consisted of the following:

	For the year ended December 31,
(In thousands)	2022	2021
Americas	$151,899	$92,114
Europe	—	18,600
Asia	6,904	13,081

Total revenues	$158,803	$123,795

Our revenues are entirely derived from the healthcare industry. Revenue recognized over-time was approximately 74% and 77% of total revenues during the years ended December 31, 2022 and 2021, respectively.
Contract Assets
There were no impairments of contract assets, consisting of unbilled receivables, during fiscal 2022 and 2021, respectively.
The change in contract assets was as follows:

(In thousands)	December 31, 2022	December 31, 2021
Unbilled receivables, beginning of period	$784	$438
Reclassifications to billed receivables	(784)	—
Revenues recognized in excess of period billings	694	346

Unbilled receivables, end of period	$694	$784

Contract Liabilities
The change in contract liabilities, consisting of deferred revenue, was as follows:

(In thousands)	December 31, 2022	December 31, 2021
Deferred revenue, beginning of period	$2,649	$397
Revenues recognized from balances held at the beginning of the period	(2,027)	(397)
Net revenues deferred from period collections on unfulfilled performance obligations	2,980	2,649
Deconsolidation of equity investment	(622)	—
Reclassified to liabilities held for sale (See Note 4)	(242)	—

Deferred revenue, end of period	$2,738	$2,649

Revenue recognized ratably over time is generally billed in advance and includes SaaS internet hosting, subscriptions, construction of digital dispensaries, and related consulting, implementation, services support, and advisory services.
Revenue recognized as delivered over time includes professional services billed on a time and materials basis, and fixed fee professional services and training classes that are primarily billed, delivered, and recognized within the same reporting period.
Approximately 1.3% of revenue recognized during the year ended December 31, 2022 was from the deferred revenue balance existing as of December 31, 2021. Approximately 0.3% of the revenue recognized during the year ended December 31, 2021 was from the deferred revenue balance existing as of December 31, 2020.
Remaining Performance Obligations
The majority of remaining performance obligation is expected to be recognized during the next 12 months and is classified as current in the table below. The remainder will be incurred through 2024.
Remaining performance obligations consisted of the following:

(In thousands)	2023	2024	Total
Subscriptions	$4,687	$1,104	$5,791
Program management and professional services	4,003	—	4,003

	$8,690	$1,104	$9,794